Income Taxes - Summary of Reconciliation of Current And Effective Income Tax Rates Explanatory (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Profit (loss) before income tax	$ 717,546	$ (100,905)	$ (363,747)
Current income tax rate	30.00%	30.00%	30.00%
Income tax at statutory rate	$ (215,264)	$ 30,272	$ 109,124
Plus (less) effects of income tax on the following items:
Share-based payments	(156,943)	(115,370)	(91,137)
Annual adjustment for inflation	(104,890)	(90,219)	(105,615)
Unrecognized tax earnings (losses) in no taxable entities	104,735	(20,955)	(106,071)
Non-deductible expenses	(110,469)	(83,703)	(64,766)
Effect of inflation on property, furniture, equipment, and leasehold improvements	61,602	48,049	46,219
Restatement of tax losses	(6)	(92)	(40)
Non-cumulative income	40,790	21,253	6,655
Others	(2,679)	5,517	4,268
Total	$ (383,124)	$ (205,248)	$ (201,363)
Effective income tax rate	53.40%	(203.40%)	(55.40%)